RYDEX VARIABLE TRUST

                                    OTC FUND
                            INVERSE OTC STRATEGY FUND
                              OTC 2X STRATEGY FUND
                          INVERSE OTC 2X STRATEGY FUND

                        SUPPLEMENT DATED FEBRUARY 1, 2008
                                     TO THE

               RYDEX VARIABLE TRUST PROSPECTUS DATED MAY 1, 2007 AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007
                           AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS (THE "PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

--------------------------------------------------------------------------------

I.       FUND NAME CHANGES
         -----------------

         Effective April 1, 2008, the names of the OTC Fund, Inverse OTC Strategy Fund, OTC 2x Strategy Fund and Inverse OTC 2x Strategy Fund will be changed to the NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, NASDAQ-100(R) 2x Strategy Fund and Inverse NASDAQ-100(R) 2x Strategy Fund, respectively. Therefore, effective April 1, 2008, all references to the OTC Fund, Inverse OTC Strategy Fund, OTC 2x Strategy Fund and Inverse OTC 2x Strategy Fund are replaced with NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, NASDAQ-100(R) 2x Strategy Fund and Inverse NASDAQ-100(R) 2x Strategy Fund, respectively.

II.      BENCHMARK INFORMATION
         ---------------------

         Effective April 1, 2008, the following disclosures will be incorporated into the Prospectuses under "Benchmark Information":

         The NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, NASDAQ-100(R) 2x Strategy Fund and Inverse NASDAQ-100(R) 2x Strategy Fund (the "Funds") are not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, expressed or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R), and NASDAQ-100 Index(R) registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

         THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THERIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

III.     ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICIES
         -----------------------------------------------

         Effective April 1, 2008, the following non-fundamental investment policy applies to the NASDAQ-100(R) Fund (formerly, OTC Fund), Inverse NASDAQ-100(R) Strategy Fund (formerly, Inverse OTC Strategy Fund), NASDAQ-100(R) 2x Strategy Fund (formerly, OTC 2x Strategy Fund) and Inverse NASDAQ-100(R) 2x Strategy Fund (formerly, Inverse OTC 2x Strategy Fund):

                  Under normal circumstances, each Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of its benchmark. This is a non-fundamental policy that can be changed by a Fund upon 60 days' prior notice to shareholders.

         THE NAME CHANGES AND ADOPTION OF THE FUNDS' NON-FUNDAMENTAL INVESTMENT POLICIES DO NOT IN ANY WAY AFFECT THE INVESTMENT OBJECTIVES OF THE FUNDS, WHICH REMAIN UNCHANGED, OR THE MANNER IN WHICH PADCO ADVISORS II, INC., THE ADVISOR, MANAGES THE FUNDS.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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